American Fidelity  Assurance Company and American Fidelity Separate Account
B (File no. 811-08187) hereby incorporate by reference the semi-annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

          Filer/Entity:         Merrill Lynch Variable Series Funds, Inc.
                                 Fund/Portfolio Name: Basic Value V.I. Fund
                                 Fund/Portfolio Name: Small Cap Value V.I. Fund
          File #:               811-03290
          CIK #:                0000355916
          Accession #:          0000950123-02-008261
          Date of Filing:       August 20, 2002

          Filer/Entity:         The Dreyfus Socially Responsible
                                Growth Fund, Inc.
          File #:               811-07044
          CIK #:                0000890064
          Accession #:          0000890064-02-000012
          Date of Filing:       August 27, 2002

          Filer/Entity:         Dreyfus Variable Investment Fund
                                 Fund/Portfolio Name: Small Company Stock
                                        Portfolio
                                 Fund/Portfolio Name:  Growth and Income
                                        Portfolio
                                 Fund/Portfolio Name:  International Value
                                        Portfolio
          File #:               811-05125
          CIK #:                0000813383
          Accession #:          0000813383-02-000017
          Date of Filing:       August 28, 2002

          Filer/Entity:         Dreyfus Stock Index Fund
          File #:               811-05719
          CIK #:                0000846800
          Accession #:          0000846800-02-000009
          Date of Filing:       August 21, 2002

          Filer/Entity:         Dreyfus Investment Portfolios
                                 Fund/Portfolio Name: Technology Growth
                                        Portfolio
          File #:               811-08673
          CIK #:                0001056707
          Accession #:          0001056707-02-000013
          Date of Filing:       August 28, 2002

          Filer/Entity:         Neuberger Berman Advisers Management Trust
                                 Fund/Portfolio Name: AMT Growth Portfolio
          File #:               811-04255
          CIK #:                0000736913
          Accession #:          0000950136-02-002503
          Date of Filing:       August 23, 2002

          Filer/Entity:         Neuberger Berman Advisers Management Trust
                                 Fund/Portfolio Name: AMT Balanced Portfolio
          File #:               811-04255
          CIK #:                0000736913
          Accession #:          0000950136-02-002502
          Date of Filing:       August 23, 2002

          Filer/Entity:         American Century Variable Portfolios, Inc.
                                 Fund/Portfolio Name: VP Balanced Fund
                                 Fund/Portfolio Name: VP Capital Appreciation
                                        Fund
                                 Fund/Portfolio Name: VP Income & Growth Fund
                                 Fund/Portfolio Name: VP Ultra Fund
                                 Fund/Portfolio Name: VP International Fund
          File #:               811-05188
          CIK #:                0000814680
          Accession #:          0000814680-02-000014
          Date of Filing:       August 28, 2002

          Filer/Entity:         Federated Insurance Series
                                 Fund/Portfolio Name: Federated Fund for U.S.
                                        Government Securities II
                                 Fund/Portfolio Name: Federated Capital
                                        Appreciation Fund II
          File #:               811-08042
          CIK #:                0000912577
          Accession #:          0001056288-02-000522
          Date of Filing:       August 29, 2002

          Filer/Entity:         American Fidelity Dual Strategy Fund, Inc.
          File #:               811-08873
          CIK #:                0001061130
          Accession #:          0000909334-02-000192
          Date of Filing:       September 4, 2002

     These semi-annual reports are for the period ended June 30, 2002 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

     Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.